Property, plant and equipment - pledged as security for debt (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 1,637	€ 2,214
Land and industrial buildings pledged as security for debt
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	777	892
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	855	1,241
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 5	€ 81